CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash	$ 237,138	¥ 1,630,444			¥ 1,240,431	¥ 2,927,581
Prepayments and other current assets	277,048	1,904,846			1,459,755
Total current assets	1,138,789	7,829,747			7,956,325
Non-current assets:
Other non-current assets	6,622	45,531			62,314
Total non-current assets	659,810	4,536,535			2,922,204
Total assets	1,798,599	12,366,282			10,878,529
Current liabilities:
Accrued liabilities and other payables	325,616	2,238,785			1,841,273
Non-current liabilities:
Total liabilities	1,196,438	8,226,124			6,486,034
Shareholders' equity/(deficit):
Additional paid in capital	2,822,698	19,407,460			19,240,912
Accumulated deficit	(2,242,638)	(15,419,256)	¥ (14,911,268)		(14,886,214)
Accumulated other comprehensive income	18,024	123,923			12,333
BEST Inc. shareholders' equity	601,864	4,138,115			4,391,817
Total liabilities and shareholders' equity	1,798,599	12,366,282			10,878,529
Parent
Current assets:
Cash	778	5,350		$ 5,692	39,135	¥ 20,445	¥ 11
Prepayments and other current assets	786	5,405			3,263
Total current assets	1,564	10,755			42,398
Non-current assets:
Other non-current assets	554	3,811			4,724
Investments in subsidiaries	628,676	4,322,463			4,491,263
Total non-current assets	629,230	4,326,274			4,495,987
Total assets	630,794	4,337,029			4,538,385
Current liabilities:
Accrued liabilities and other payables	2,094	14,401			49,950
Non-current liabilities:
Long-term payable due to subsidiaries	26,836	184,513			96,618
Total liabilities	28,930	198,914			146,568
Shareholders' equity/(deficit):
Additional paid in capital	2,822,698	19,407,460			19,240,912
Accumulated deficit	(2,242,638)	(15,419,256)			(14,886,214)
Accumulated other comprehensive income	18,024	123,923			12,333
BEST Inc. shareholders' equity	601,864	4,138,115			4,391,817
Total liabilities and shareholders' equity	630,794	4,337,029			4,538,385
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 2,404	¥ 16,532			¥ 15,330
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053		1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452		232,648,452	232,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452		232,648,452	232,648,452
Class A ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 2,404	¥ 16,532			¥ 15,330
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053		1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452		232,648,452	232,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452		232,648,452	232,648,452
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 899	¥ 6,178			¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249		94,075,249	94,075,249
Class B ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 899	¥ 6,178			¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249		94,075,249	94,075,249
Class C ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 477	¥ 3,278			¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698		47,790,698	47,790,698
Class C ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 477	¥ 3,278			¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698		47,790,698	47,790,698